Performance Management - Popular Total Return Fund	Jul. 25, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The information below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the S&P 500 Index, the Fund’s broad-based index, and the S&P Target Risk Growth Index, the Fund’s performance index. To the extent that dividends and distributions have been paid by the Fund, the performance information for the Fund in the chart and table assumes reinvestment of the gross dividends and distributions. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Updated information on the Fund’s performance, including its current net asset value, can be obtained by visiting www.popularfunds.com or can be obtained by phone at (787) 754-4488.

The Fund’s financial performance included in this Prospectus includes the Fund’s performance from a period when the Fund was not subject to the restrictions of a United States registered investment company that is subject to the requirements of the 1940 Act.

The Benchmark Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk.

Performance Past Does Not Indicate Future [Text]	As with all such investments, past performance (before and after taxes) is not an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The information below shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The Benchmark Index is designed to measure the performance of equity allocations, while seeking to provide limited fixed income exposure to diversify risk.
Bar Chart Does Not Reflect Sales Loads [Text]	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]

During the ten-year period shown in the bar chart, the highest return for a quarter was 14.29% (quarter ended June 30, 2020) and the lowest return for a quarter was -16.25% (quarter ended March 31, 2020). The year-to-date return as of June 30, 2025 was 5.86%.

Performance Table Heading	For the periods ended 12/31/24 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	Returns after taxes are calculated using the historical highest individual federal marginal income tax rates.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A Shares only, and the after-tax returns for Class C Shares, Class I Institutional Shares will vary.
Performance Availability Website Address [Text]	www.popularfunds.com
Performance Availability Phone [Text]	(787) 754-4488
Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.86%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	14.29%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(16.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020